Convertible Promissory Notes – Related Parties	6 Months Ended
Jun. 30, 2021
Convertible Promissory Notes Related Parties [Abstract]
Convertible Promissory Notes – Related Parties:

Note 7

Convertible Promissory Notes – Related Parties:

The following summarizes the Company’s convertible promissory notes with related parties as of December 31, 2020.

December 31, 2020

Convertible promissory notes	$591,693

In January 2019, the Company entered into an agreement with Magnetic Rock Investment AG (“MRI”), which is owned by certain shareholders of the Company, to loan the Company CHF 550,000 ($557,920). The loan proceeds were received in advance of the agreement, in two payments, in each of August and December 2018 in the amount of CHF 500,000 ($507,200) and CHF 50,000 ($50,720), respectively. Management determined that no separate accounting or bifurcation was required for this conversion feature as it doesn’t meet the definition of a debenture because the net settlement criterion is not met. The note accrued interest at 10% per year and had a conversion feature such that upon a capital closing (as defined), MRI had the right to require conversion of its note to equity at the same rates as the capital closing. This note had an original maturity date of April 30, 2019 at which time if it wasn’t already converted, a new maturity date would be set at the discretion of MRI. The parties had amended the agreement to extend the maturity date to March 31, 2021. The Company had accrued interest payable of $42,929 for the note as of December 31, 2020.

In March 2019, MRI and the Company agreed to convert an aggregate amount of CHF 526,980 ($526,769) of its loan into 40,000 of the Company’s common shares at a conversion price of approximately $13 per share. The common shares had a fair value of approximately CHF 14 ($14) per share and an aggregate fair value of $550,829, resulting in a $24,060 loss on conversion of the loan. Pursuant to an amendment to this loan, the maturity of the then remaining loan of CHF 23,020 ($24,293) was extended to March 31, 2021. The Company determined that the extension of the loan which was past due or near maturity was in substance no different than issuing new financial instruments and accordingly, the Company did not recognize a gain or loss in connection with the extension.

In January 2019, the Company entered into four additional convertible promissory notes, on the same terms, with certain Company shareholders. The promissory notes were for CHF 125,000 ($128,200) each, accrued interest at 10% per year and had original maturity dates of the earlier of April 30, 2019 or when any investment into the Company of CHF 500,000 ($527,650) or greater occurs. The maturity of these notes was extended to March 31, 2021. The Company had accrued interest payable of $119,045 for the notes as of December 31, 2020.

In February 2021, all of the convertible promissory notes, including accrued interest, were repaid in full.